Note 7 - Other (Income) Expense - Other (Income) Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gain on disposal of business		$ (6,082)
Other income	(361)
Other expense		67
Other Nonoperating Income (Expense), Total	$ (361)	$ (6,015)